NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of net revenues
Net revenues are as follows:

	For the years ended December 31,
	2017	2016	2015
	(€ thousand)
Cars and spare parts	2,455,955	2,180,045	2,080,228
Engines	373,313	337,924	218,657
Sponsorship, commercial and brand	494,082	488,514	441,128
Other	93,540	98,601	114,356
Total net revenues	3,416,890	3,105,084	2,854,369